Annual Operating Expenses - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIP Asset Manager Growth Portfolio	Apr. 29, 2024
VIP Asset Manager Growth Portfolio - Service Class
Operating Expenses:
Management fee	0.59%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.04%	[1]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.74%
VIP Asset Manager Growth Portfolio - Service Class 2
Operating Expenses:
Management fee	0.59%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.04%	[1]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.89%
VIP Asset Manager Growth Portfolio - Initial Class
Operating Expenses:
Management fee	0.59%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[1]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.64%

[1]	B Adjusted to reflect current fees .
[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11%, 0.11%, and 0.11% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.